Common Stock and Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2015
Shares of Common Stock Issuable from Warrants	2,909,850	11,586,631	4,115,000
Weighted Average Exercise Price	$ 3.87	$ 3.06	$ 2.84	$ 2.68
Series I [Member]
Shares of Common Stock Issuable from Warrants		921,875
Weighted Average Exercise Price		$ 1.37
Expiration		Dec. 31, 2020
Series J [Member]
Shares of Common Stock Issuable from Warrants		3,110,378
Weighted Average Exercise Price		$ 1.12
Expiration		Dec. 31, 2020
Series K [Member]
Shares of Common Stock Issuable from Warrants		3,110,378
Weighted Average Exercise Price		$ 1.20
Expiration		Dec. 31, 2020
Series L [Member]
Shares of Common Stock Issuable from Warrants		500,000
Weighted Average Exercise Price		$ 1.20
Expiration		Dec. 07, 2020
Series M [Member]
Shares of Common Stock Issuable from Warrants	246,000	375,000	246,000
Weighted Average Exercise Price	$ 2.34	$ 2.34	$ 2.34
Expiration	Dec. 31, 2022	Dec. 31, 2020
Series N [Member]
Shares of Common Stock Issuable from Warrants	767,000	767,000	767,000
Weighted Average Exercise Price	$ 3.38	$ 3.38	$ 3.38
Expiration	Dec. 31, 2022	Dec. 31, 2020
Series O [Member]
Shares of Common Stock Issuable from Warrants		618,000	618,000
Weighted Average Exercise Price	$ 3.10	$ 3.10	$ 3.10
Expiration	Oct. 31, 2017	Oct. 31, 2017
Series P [Member]
Shares of Common Stock Issuable from Warrants	306,500	309,000	309,000
Weighted Average Exercise Price	$ 3.70	$ 3.70	$ 3.70
Expiration	Apr. 30, 2018	Apr. 30, 2018
Series Q [Member]
Shares of Common Stock Issuable from Warrants		937,500	937,500
Weighted Average Exercise Price	$ 3.20	$ 3.20	$ 3.20
Expiration	Dec. 31, 2022	Jun. 20, 2019
Series R [Member]
Shares of Common Stock Issuable from Warrants	468,750	937,500	937,500
Weighted Average Exercise Price	$ 4.00	$ 4.00	$ 4.00
Expiration	Dec. 31, 2022	Jun. 20, 2021
Series S-A [Member]
Shares of Common Stock Issuable from Warrants	300,000		300,000
Weighted Average Exercise Price	$ 2.53	$ 2.53	$ 2.53
Expiration	Dec. 31, 2022	Jul. 24, 2022
Series S [Member]
Shares of Common Stock Issuable from Warrants	821,600
Weighted Average Exercise Price	$ 3.42		$ 3.42
Expiration	Sep. 29, 2022